<SEQUENCE>1
<FILENAME>2Q2012Breithorn13F.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |X|; Amendment Number: _____
   This Amendment (Check only one.):  |X| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Breithorn Capital Management, LLC

   Address:               509 Madison Avenue, 16th Floor
                          New York, NY 10022

   Form 13F File Number:  028-14396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Adrian Ulrich
   Title:                 COO
   Phone:                 212-487-4964

   Signature, Place, and Date of Signing:

     /s/ Adrian Ulrich           New York, NY                08/14/12
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			67

Form 13F Information Value Total (thousands):		$124,607



List of Other Included Managers:			NONE

Form 13F-HR Information Table



				TITLE OF	      VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER	VOTING AUTHORITY
	NAME OF ISSUER		CLASS	CUSIP	     (x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS SOLE    SHARED    NONE
-------------------- 		------	---------    --------   -------- --- ---- ------- ---------- -------- -------- --------
Acco Brands Corp		COM	00081t108	390	37702	  SH	Sole			37702	  0	0
Alexander & Baldwin Holdings I	COM	014481105	3877	72800	  SH	Sole			72800	  0	0
Amdocs Ltd			COM	g02602103	3420	115070	  SH	Sole			115070	  0	0
AOL Inc				COM	00184x105	1404	50000	  SH	Sole			50000	  0	0
Babcock & Wilcox Co		COM	05615f102	2431	99215	  SH	Sole			99215	  0	0
Bank Montreal Que		COM	063671101	235	4250	  SH	Sole			4250	  0	0
BCE Inc				COM	05534b760	262	6350	  SH	Sole			6350	  0	0
Bio Rad Laboratories Inc Cl A	COM	090572207	3792	37920	  SH	Sole			37920	  0	0
BMC Software Inc		COM	055921100	3874	90780	  SH	Sole			90780	  0	0
Brinks Co			COM	109696104	2702	116570	  SH	Sole			116570	  0	0
Caterpillar Inc			COM	149123101	1099	12938.53  SH	Sole			12938.53  0	0
Chemed Corp			COM	16359r103	3891	64370	  SH	Sole			64370	  0	0
Chevron Corp			COM	166764100	3665	34741.64  SH	Sole			34741.64  0	0
Computer Sciences Corp		COM	205363104	3852	155190	  SH	Sole			155190	  0	0
Consolidated Edison Inc		COM	209115104	239	3850	  SH	Sole			3850	  0	0
CSX Corp			COM	126408103	1828	81756.01  SH	Sole			81756.01  0	0
Devon Energy Corp		COM	25179m103	1019	17573.06  SH	Sole			17573.06  0	0
DST Systems Inc			COM	233326107	3990	73460	  SH	Sole			73460	  0	0
Du Pont E I De Nemours & Co	COM	263534109	225	4450	  SH	Sole			4450	  0	0
Entegris Inc			COM	29362u104	2135	250000	  SH	Sole			250000	  0	0
Equal Energy Ltd		COM	29390q109	1023	410691	  SH	Sole			410691	  0	0
Exelis Inc			COM	30162a108	1831	185670	  SH	Sole			185670	  0	0
Fluor Corp			COM	343412102	1378	27934.18  SH	Sole			27934.18  0	0
Freeport-McMoran Copper & Gold	COM	35671d857	552	16206.12  SH	Sole			16206.12  0	0
Furiex Pharmaceuticals Inc	COM	36106p101	1885	90000	  SH	Sole			90000	  0	0
Gardner Denver Inc		COM	365558105	1846	34880	  SH	Sole			34880	  0	0
Goodrich Corp			COM	382388106	1714	13507.76  SH	Sole			13507.76  0	0
Hartford Financial Services Gr	COM	416515104	3331	188930	  SH	Sole			188930	  0	0
Hawaiian Telcom Holdco Inc	COM	420031106	2863	146748	  SH	Sole			146748	  0	0
InterDigital Inc		COM	45867g101	936	31712.57  SH	Sole			31712.57  0	0
International Business Machine	COM	459200101	2190	11196.73  SH	Sole			11196.73  0	0
Kimberly Clark Corp		COM	494368103	218	2600	  SH	Sole			2600	  0	0
McDermott Intl Inc		COM	580037109	2411	216400	  SH	Sole			216400	  0	0
MeadWestvaco Corp		COM	583334107	3471	120720	  SH	Sole			120720	  0	0
Merck & Co Inc			COM	58933y105	267	6400	  SH	Sole			6400	  0	0
Morgan Stanley			COM	617446448	1364	93476.86  SH	Sole			93476.86  0	0
Nordion Inc			COM	65563c105	4171	445630	  SH	Sole			445630	  0	0
Northwest Bancshares Inc MD	COM	667340103	3030	258740	  SH	Sole			258740	  0	0
Nuance Communications Inc	COM	67020y100	2013	84500	  SH	Sole			84500	  0	0
Oritani Financial Corp		COM	68633d103	1500	104237	  SH	Sole			104237	  0	0
PDL Biopharma Inc		COM	69329y104	170	25680	  SH	Sole			25680	  0	0
Pendrell Corp			COM	70686r104	341	309860	  SH	Sole			309860	  0	0
Pengrowth Energy Corp		COM	70706p104	100	15670	  SH	Sole			15670	  0	0
Penney J C Inc			COM	708160106	2994	128460	  SH	Sole			128460	  0	0
Pfizer Inc			COM	717081103	287	12460	  SH	Sole			12460	  0	0
Philip Morris Intl Inc		COM	718172109	386	4420	  SH	Sole			4420	  0	0
Progress Software Corp		COM	743312100	2949	141306	  SH	Sole			141306	  0	0
Regis Corp Minn			COM	758932107	3467	193060	  SH	Sole			193060	  0	0
Reinsurance Group America Inc	COM	759351604	221	4150	  SH	Sole			4150	  0	0
Rockwell Automation Inc		COM	773903109	690	10450.48  SH	Sole			10450.48  0	0
Royal Dutch Shell PLC Sp ADR A	SPONS
				ADR A	780259206	226	3350	  SH	Sole			3350	  0	0
Shaw Group Inc			COM	820280105	3164	115840	  SH	Sole			115840	  0	0
Stanley Black & Decker Inc Cor	COM	854502309	231	1970	  SH	Sole			1970	  0	0
STMicroelectronics NV NY Regis	NY
				REGISTRY861012102	137	25190	  SH	Sole			25190	  0	0
Sunoco Inc			COM	86764p109	3980	83790	  SH	Sole			83790	  0	0
Telephone & Data Systems Inc	COM	879433829	3109	146030	  SH	Sole			146030	  0	0
Universal American Corp		COM	91338e101	2053	194923	  SH	Sole			194923	  0	0
VCA Antech Inc			COM	918194101	3250	147850	  SH	Sole			147850	  0	0
Viewpoint Financial Group Inc 	COM	92672a101	1951	124771	  SH	Sole			124771	  0	0
Visteon Corp			COM	92839u206	2548	67960	  SH	Sole			67960	  0	0
Vodafone Group PLC New Sp ADR	SPONS
				ADR NEW	92857w209	284	10070	  SH	Sole			10070	  0	0
Waste Management Inc		COM	94106l109	238	7130	  SH	Sole			7130	  0	0
Willis Group Holdings Public L	COM	g96666105	2599	71220	  SH	Sole			71220	  0	0
Windstream Corp			COM	97381w104	106	10970	  SH	Sole			10970	  0	0
World Wrestling Entertainment 	COM	98156q108	2261	289090	  SH	Sole			289090	  0	0
Yahoo Inc			COM	984332106	3291	207910	  SH	Sole			207910	  0	0
Yamana Gold Inc			COM	98462y100	1250	81167.09  SH	Sole			81167.09  0	0